Deferred income (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Deferred Income [Abstract]
Disclosure of detailed information about current deferred income [text block]
	March 31, 202 3	March 31, 202 2
Contract liabilities
C urrent	1,972,483	1,792,342
N on - current	2,323,958	1,797,611

	4,296,441	3,589,953